Description of Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Aug. 23, 2024	Aug. 21, 2024	May 18, 2024	May 17, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution limited, percentage						25.00%
Employee benefit plan, investment exchanges to common stock fund prohibited percentage					25.00%
Employee benefit plan, investment election percentage				25.00%
Employee benefit plan, contributions plan investment redirection percentage			25.00%
Employee benefit plan, agreement to distribute remaining interest, period	2 years
Employee benefit plan, participant contribution, pretax, maximum annual compensation	90.00%
Employee benefit plan, participant contribution, automatic, deferral rate	4.00%
Employee benefit plan participant contribution annual automatic increase in deferral rate	1.00%
Employee benefit plan participant contribution automatic deferral rate limit percentage	10.00%
Employee benefit plan, participant contribution, maximum automatic annual contribution increase percentage	10.00%
Employee benefit plan, employer contribution, matching percentage	50.00%
Employee benefit plan, participant maximum percentage of compensation covered	4.00%
Employee benefit plan, percentage on employee's eligible compensation	3.00%
Employee benefit plan, participant minimum compensation matched, percentage	3.00%
Employee benefit plans vested percentage	100.00%
Employee benefit plan, forfeited nonvested account	$ 412	$ 40
Employee benefit plan, forfeitures used to offset company contributions	18	0
Employee benefit plan, forfeitures used to offset fees	19,623	127
Employee benefit plan, balance in revenue sharing account	10,298	$ 0
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan note receivable from participant account loan period	5 years